Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000233740 | Apple8620660
Holdings [Line Items]
Percent of Total Investments	7.30%
C000233740 | Microsoft8620714
Holdings [Line Items]
Percent of Total Investments	5.50%
C000233740 | Meta Platforms8620710
Holdings [Line Items]
Percent of Total Investments	4.40%
C000233740 | Alphabet8620654
Holdings [Line Items]
Percent of Total Investments	4.10%
C000233740 | Visa8620751
Holdings [Line Items]
Percent of Total Investments	3.40%
C000233740 | Philip Morris International8620736
Holdings [Line Items]
Percent of Total Investments	3.40%
C000233740 | O'Reilly Automotive8620730
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233740 | Booking Holdings8620663
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233740 | Johnson & Johnson8620699
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233740 | Procter & Gamble8620738
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233740 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233740 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000233740 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233740 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000233740 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000233740 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000233740 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000233739 | NVIDIA8620847
Holdings [Line Items]
Percent of Total Investments	6.80%
C000233739 | Apple8620772
Holdings [Line Items]
Percent of Total Investments	6.10%
C000233739 | Meta Platforms8620838
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233739 | Walmart8620879
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233739 | Microsoft8620840
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233739 | Alphabet8620767
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233739 | Howmet Aerospace8620826
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233739 | Boston Scientific8620786
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233739 | Entergy8620807
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233739 | Cencora8620790
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233739 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000233739 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000233739 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000233739 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000233739 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000233739 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000233739 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000233739 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000233739 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233739 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233741 | Apple8620915
Holdings [Line Items]
Percent of Total Investments	3.50%
C000233741 | AT&T8620923
Holdings [Line Items]
Percent of Total Investments	3.10%
C000233741 | Microsoft8621034
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233741 | International Business Machines8621007
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233741 | Verizon Communications8621107
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233741 | Altria Group8620904
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233741 | Citigroup8620957
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233741 | Kroger8621016
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233741 | QUALCOMM8621063
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233741 | Alphabet8620902
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233741 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000233741 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000233741 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233741 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000233741 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000233741 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000233741 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000233741 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233741 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233741 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233738 | Microsoft8621228
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233738 | Apple8621148
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233738 | Walmart8621125
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233738 | AT&T8621152
Holdings [Line Items]
Percent of Total Investments	3.20%
C000233738 | Republic Services8621249
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233738 | Johnson & Johnson8621209
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233738 | Procter & Gamble8621244
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233738 | Gilead Sciences8621205
Holdings [Line Items]
Percent of Total Investments	2.40%
C000233738 | Cisco Systems8621172
Holdings [Line Items]
Percent of Total Investments	2.40%
C000233738 | Cardinal Health8621163
Holdings [Line Items]
Percent of Total Investments	2.40%
C000233738 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000233738 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000233738 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000233738 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000233738 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000233738 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233738 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000233738 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233738 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233738 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000251374 | Taiwan Semiconductor Manufacturing8621696
Holdings [Line Items]
Percent of Total Investments	8.20%
C000251374 | Tencent Holdings8621450
Holdings [Line Items]
Percent of Total Investments	5.00%
C000251374 | Alibaba Group Holding8621385
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251374 | Samsung Electronics8621589
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251374 | Petroleo Brasileiro8621275
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251374 | Emaar Properties PJSC8621296
Holdings [Line Items]
Percent of Total Investments	1.50%
C000251374 | OTP Bank Nyrt8621465
Holdings [Line Items]
Percent of Total Investments	1.50%
C000251374 | ICICI Bank8621704
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251374 | Meituan8621433
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251374 | Xiaomi8621458
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251374 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000251374 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251374 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251374 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251374 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251374 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251374 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251374 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000251374 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000251374 | India
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000251374 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000251374 | China
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000251375 | Roche Holding8622298
Holdings [Line Items]
Percent of Total Investments	2.10%
C000251375 | SAP8622355
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251375 | Barclays8622131
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251375 | Novartis8622296
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251375 | Deutsche Boerse8622327
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251375 | GSK8622157
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251375 | ING Groep8622012
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251375 | NatWest Group8622195
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251375 | CaixaBank8622379
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251375 | Equinor8622030
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251375 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251375 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251375 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000251375 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000251375 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000251375 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000251375 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251375 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251375 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000251375 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000251375 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000251375 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000251376 | Sprouts Farmers Market8622576
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251376 | CNO Financial Group8622989
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251376 | Urban Outfitters8622420
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251376 | Corcept Therapeutics8623018
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251376 | ExlService Holdings8623071
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251376 | Old National Bancorp8622884
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251376 | Commercial Metals8622998
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251376 | Jackson Financial8622777
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251376 | Stride8622591
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251376 | Columbia Banking System8622995
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251376 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000251376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000251376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000251376 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251376 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000251376 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000251376 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251376 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251376 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%